PARTNERSHIP CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of classes of share capital	Special and Limited Partnership Capital

	Special General Partner Units
MILLIONS, EXCEPT UNIT INFORMATION	2023		2022		2021
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
MILLIONS, EXCEPT UNIT INFORMATION	2023		2022		2021
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,092	458,380,315	$6,074	457,901,280	$5,526	443,147,915
Conversion from RPU to LP	100	3,287,267	—	—	—	—
Unit issuance	12	416,225	13	338,953	545	14,564,499
Units repurchased and cancelled	(12)	(908,674)	—	—	—	—
Conversions	4	168,839	5	140,082	3	188,866
Ending balance	$6,196	461,343,972	$6,092	458,380,315	$6,074	457,901,280
Non-controlling interest—Redeemable Partnership Units held by Brookfield

MILLIONS, EXCEPT UNIT INFORMATION	2023		2022		2021
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,728	193,587,223	$2,728	193,587,223	$2,328	182,930,702
Conversion of RPU to LP	(100)	(3,287,267)	—	—	—	—
Unit issuance	—	—	—	—	400	10,656,521
Ending balance	$2,628	190,299,956	$2,728	193,587,223	$2,728	193,587,223
Non-controlling interest—BIPC exchangeable shares

MILLIONS, EXCEPT SHARE INFORMATION	2023		2022		2021
	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares
Opening balance	$1,757	110,567,671	$1,755	110,157,540	$(19)	67,441,451
Share issuance	—	—	—	—	128	3,210,037
Issued in conjunction with the acquisition of Triton	751	21,094,441	—	—	—	—
Issued in conjunction with the acquisition of Inter Pipeline	—	—	—	—	1,642	38,985,604
Conversions	4	209,954	2	410,131	4	520,448
Ending balance	$2,512	131,872,066	$1,757	110,567,671	$1,755	110,157,540
Non-controlling interest—Exchangeable Units

MILLIONS, EXCEPT UNIT INFORMATION	2023		2022		2021
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$401	6,464,819	$408	7,015,032	$156	1,611,508
Issuance of BIPC Exchangeable LP Units	—	—	—	—	259	6,112,838
Conversions	(8)	(378,793)	(7)	(550,213)	(7)	(709,314)
Ending balance	$393	6,086,026	$401	6,464,819	$408	7,015,032

	Perpetual Subordinated Notes
US$ MILLIONS	2023	2022	2021
Opening balance	$293	$—	$—
Issued for cash	—	293	—
Ending balance	$293	$293	$—
Preferred Unitholders’ Capital

MILLIONS, EXCEPT UNIT INFORMATION	2023		2022		2021
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$1,138	55,881,062	$1,130	57,867,650
Units issued	—	—	—	—	194	8,000,000
Repurchased and cancelled	—	—	(220)	(11,979,750)	(186)	(9,986,588)
Ending balance	$918	43,901,312	$918	43,901,312	$1,138	55,881,062